UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2018

Date of reporting period:	May 31, 2018

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund

The fund's portfolio
5/31/18 (Unaudited)

COMMON STOCKS (99.0%)(a)
		Shares	Value

Australia (8.1%)

Brickworks, Ltd.		729,221	$8,569,745

Domain Holdings Australia, Ltd.		712,616	1,749,909

Fairfax Media, Ltd.		10,486,724	5,621,294

Investa Office Fund(R)		1,795,625	6,841,934

Mineral Resources, Ltd.		492,770	6,852,887

Regis Resources, Ltd.		1,799,564	6,422,624

			36,058,393
Bermuda (1.6%)

Liberty Latin America, Ltd. Class C(NON)		332,900	7,150,692

			7,150,692
Canada (10.3%)

Air Canada(NON)		228,900	4,055,093

Cogeco Communications, Inc.		120,500	6,324,252

Constellation Software, Inc.		12,800	10,081,456

Fairfax Financial Holdings, Ltd.		17,400	9,769,820

Home Capital Group, Inc.(NON)(S)		293,300	3,184,995

NuVista Energy, Ltd.(NON)		706,700	5,096,132

Seven Generations Energy, Ltd. Class A(NON)		555,000	7,182,554

			45,694,302
China (2.6%)

China Traditional Chinese Medicine Holdings Co., Ltd.		5,222,000	4,774,165

Xiabuxiabu Catering Management China Holdings Co., Ltd.		3,273,000	6,893,815

			11,667,980
France (2.4%)

Eurazeo SA		135,039	10,561,928

			10,561,928
Germany (6.6%)

CompuGroup Medical SE		133,693	5,902,896

MTU Aero Engines AG		48,118	9,088,041

Rheinmetall AG		51,655	6,593,012

Siemens Healthineers AG(NON)		119,189	4,738,102

Software AG		61,521	2,941,701

			29,263,752
Greece (0.6%)

Motor Oil (Hellas) Corinth Refineries SA		137,114	2,781,113

			2,781,113
India (1.4%)

Edelweiss Financial Services, Ltd.		1,332,872	6,417,946

			6,417,946
Indonesia (0.8%)

Sarana Menara Nusantara Tbk PT		18,827,800	3,519,068

			3,519,068
Ireland (3.9%)

Bank of Ireland Group PLC		998,220	8,262,677

Dalata Hotel Group PLC(NON)		1,163,249	9,082,974

			17,345,651
Italy (3.4%)

Amplifon SpA		289,077	5,254,879

DiaSorin SpA		100,462	9,689,862

			14,944,741
Japan (20.1%)

Daiho Corp.		1,045,000	5,831,108

En-Japan, Inc.		135,100	6,615,326

Fuji Machine Manufacturing Co., Ltd.		287,000	5,843,315

Kawasaki Heavy Industries, Ltd.		277,800	8,401,262

Kyudenko Corp.		300,200	14,407,301

Modec, Inc.		284,500	7,687,313

PALTAC Corp.		272,900	16,082,828

Sanwa Holdings Corp.		883,200	9,619,295

TechnoPro Holdings, Inc.		80,600	5,203,354

Tokyo Seimitsu Co., Ltd.		117,100	4,456,838

Universal Entertainment Corp.		95,500	4,937,633

			89,085,573
Mexico (3.6%)

Gentera SAB de CV		3,131,300	2,413,082

Gruma SAB de CV Class B		629,365	6,621,307

Megacable Holdings SAB de CV (Units)		1,581,200	6,758,569

			15,792,958
Netherlands (1.3%)

InterXion Holding NV(NON)		89,200	5,696,312

			5,696,312
South Korea (4.3%)

DB Insurance Co., Ltd.		130,504	7,076,850

Hyundai Marine & Fire Insurance Co., Ltd.		117,729	3,714,616

NCSOFT Corp.		15,233	4,982,352

Vieworks Co., Ltd.		107,496	3,156,286

			18,930,104
Spain (7.0%)

Acciona SA(S)		87,038	6,577,711

Applus Services SA		662,718	8,816,067

Atresmedia Corp. de Medios de Comunicacion SA		547,583	4,947,914

Fomento de Construcciones y Contratas SA(NON)		218,106	2,701,348

Telepizza Group SA 144A(NON)		1,169,436	7,926,446

			30,969,486
Switzerland (1.3%)

Georg Fischer AG		4,546	5,867,984

			5,867,984
Taiwan (1.9%)

CTCI Corp.		5,070,000	8,306,744

			8,306,744
United Kingdom (14.2%)

Admiral Group PLC		300,351	7,689,123

Afren PLC(NON)(F)(S)		4,060,504	5

Berkeley Group Holdings PLC (The)		174,679	9,861,021

Britvic PLC		740,261	7,966,335

Cairn Energy PLC(NON)		2,222,253	6,820,517

Clinigen Group PLC		672,380	7,635,289

Dart Group PLC		907,946	9,747,384

LSL Property Services PLC		116,958	367,711

Rightmove PLC		91,986	6,007,495

Safestore Holdings PLC(R)		942,643	7,020,789

			63,115,669
United States (3.6%)

Discovery Communications, Inc. Class C(NON)		268,300	5,304,291

Kennedy-Wilson Holdings, Inc.		535,827	10,930,871

			16,235,162

Total common stocks (cost $397,750,070)			$439,405,558

U.S. TREASURY OBLIGATIONS (—%)(a)
		Principal amount	Value

U.S. Treasury Notes 2.375%, 12/31/20(i)		$112,000	$112,788

Total U.S. treasury obligations (cost $112,788)			$112,788

SHORT-TERM INVESTMENTS (3.0%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 2.06%(AFF)	Shares	6,454,126	$6,454,126

Putnam Short Term Investment Fund 1.94%(AFF)	Shares	3,283,294	3,283,294

U.S. Treasury Bills 1.804%, 7/19/18(SEGSF)		$606,000	604,560

U.S. Treasury Bills 1.829%, 7/26/18(SEGSF)		848,000	845,684

U.S. Treasury Bills 1.843%, 8/2/18(SEGSF)		1,194,000	1,190,206

U.S. Treasury Bills 1.849%, 8/9/18(SEGSF)		375,000	373,669

U.S. Treasury Bills 1.883%, 8/16/18(SEGSF)		427,000	425,330

Total short-term investments (cost $13,176,971)			$13,176,869

TOTAL INVESTMENTS

Total investments (cost $411,039,829)			$452,695,215

FORWARD CURRENCY CONTRACTS at 5/31/18 (aggregate face value $142,407,518) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Sell	7/18/18	$2,754,908	$2,796,174	$41,266
	British Pound	Buy	6/20/18	2,116,108	2,135,767	(19,659)
	British Pound	Sell	6/20/18	2,116,108	2,220,617	104,509
	Canadian Dollar	Buy	7/18/18	2,001,395	2,015,205	(13,810)
	Euro	Buy	6/20/18	1,531,187	1,645,978	(114,791)
	Hong Kong Dollar	Buy	8/16/18	3,991,487	3,990,655	832
	Japanese Yen	Buy	8/16/18	1,837,287	1,824,010	13,277
Barclays Bank PLC
	Australian Dollar	Sell	7/18/18	4,005,654	4,031,736	26,082
	British Pound	Buy	6/20/18	987,544	1,031,471	(43,927)
	Euro	Buy	6/20/18	795,908	787,426	8,482
	Euro	Sell	6/20/18	795,908	852,164	56,256
	Hong Kong Dollar	Buy	8/16/18	6,064,703	6,062,897	1,806
	Japanese Yen	Buy	8/16/18	1,308,265	1,298,840	9,425
	Swiss Franc	Buy	6/20/18	13,102,902	13,738,380	(635,478)
Citibank, N.A.
	Danish Krone	Buy	6/20/18	6,141,073	6,520,162	(379,089)
	Euro	Buy	6/20/18	4,858,551	4,886,243	(27,692)
	Euro	Sell	6/20/18	4,858,551	5,125,236	266,685
	Japanese Yen	Buy	8/16/18	6,346,876	6,303,056	43,820
Credit Suisse International
	Canadian Dollar	Sell	7/18/18	2,665,849	2,686,642	20,793
	Norwegian Krone	Buy	6/20/18	2,238,350	2,345,933	(107,583)
	Swedish Krona	Buy	6/20/18	3,035,905	3,198,385	(162,480)
Goldman Sachs International
	British Pound	Buy	6/20/18	1,253,089	1,308,795	(55,706)
	British Pound	Sell	6/20/18	1,253,089	1,298,776	45,687
	Canadian Dollar	Sell	7/18/18	3,279,958	3,302,705	22,747
	Euro	Buy	6/20/18	4,503,904	4,723,908	(220,004)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	7/18/18	2,308,591	2,342,956	34,365
	Euro	Buy	6/20/18	1,473,367	1,542,780	(69,413)
	Euro	Sell	6/20/18	1,473,367	1,482,100	8,733
	Japanese Yen	Buy	8/16/18	1,494,353	1,508,946	(14,593)
	New Zealand Dollar	Buy	7/18/18	1,136,085	1,174,311	(38,226)
	Norwegian Krone	Buy	6/20/18	495,948	519,704	(23,756)
	Singapore Dollar	Buy	8/16/18	4,396,461	4,412,183	(15,722)
	Swedish Krona	Buy	6/20/18	8,248,498	8,864,179	(615,681)
	Swiss Franc	Buy	6/20/18	13,640,779	14,414,304	(773,525)
State Street Bank and Trust Co.
	British Pound	Buy	6/20/18	2,160,942	2,157,813	3,129
	British Pound	Sell	6/20/18	2,160,942	2,239,408	78,466
	Canadian Dollar	Sell	7/18/18	7,727,519	7,775,184	47,665
	Israeli Shekel	Buy	7/18/18	2,643,774	2,688,097	(44,323)
	Japanese Yen	Buy	8/16/18	5,190,655	5,154,392	36,263

Unrealized appreciation						870,288

Unrealized (depreciation)						(3,375,458)

Total						$(2,505,170)
* The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2017 through May 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $443,704,733.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 8/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$6,884,317	$56,438,865	$56,869,056	$82,251	$6,454,126
	Putnam Short Term Investment Fund**	18,202,258	91,925,100	106,844,064	110,799	3,283,294

	Total Short-term investments	$25,086,575	$148,363,965	$163,713,120	$193,050	$9,737,420
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $6,454,126, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $5,996,443.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,865,748.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,583,205 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Industrials	25.0%
	Consumer discretionary	20.5
	Financials	13.3

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $2,637,994 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,865,748 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$36,058,393	$—
Bermuda	7,150,692	—	—
Canada	45,694,302	—	—
China	—	11,667,980	—
France	—	10,561,928	—
Germany	—	29,263,752	—
Greece	—	2,781,113	—
India	—	6,417,946	—
Indonesia	—	3,519,068	—
Ireland	—	17,345,651	—
Italy	—	14,944,741	—
Japan	—	89,085,573	—
Mexico	15,792,958	—	—
Netherlands	5,696,312	—	—
South Korea	—	18,930,104	—
Spain	—	30,969,486	—
Switzerland	—	5,867,984	—
Taiwan	—	8,306,744	—
United Kingdom	—	63,115,664	5
United States	16,235,162	—	—
Total common stocks	90,569,426	348,836,127	5
U.S. treasury obligations	—	112,788	—
Short-term investments	3,283,294	9,893,575	—

Totals by level	$93,852,720	$358,842,490	$5

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(2,505,170)	$—

Totals by level	$—	$(2,505,170)	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$870,288	$3,375,458

Total	$870,288	$3,375,458

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$151,600,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: July 27, 2018